Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0002071136
Registrant Name	Nuveen Churchill BDC V
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES